Securities	9 Months Ended
Jul. 31, 2024
Disclosure of Financial Instruments [Abstract]
Securities
NOTE 5: SECURITIES
UNREALIZED SECURITIES GAINS (LOSSES)
The following table summarizes the unrealized

gains and losses as at July 31, 2024 and

October 31, 2023.
Unrealized Gains (Losses) for Securities

at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars) As at
July 31, 2024 October 31, 2023
Cost/ Gross Gross Cost/ Gross Gross
amortized unrealized unrealized Fair amortized unrealized unrealized Fair cost 1 gains (losses) value cost 1 gains (losses) value
Government and government-related
securities
Canadian government debt
Federal

$ 18,393 $ 30 $ (103) $ 18,320 $ 18,335 $ 45 $ (170) $ 18,210
Provinces 21,295 86 (51) 21,330 19,953 105 (118) 19,940
U.S. federal, state, municipal governments, and

agencies debt

17,849 31 (138) 17,742 11,260 17 (275) 11,002
Other OECD government-guaranteed debt 1,720 1 (12) 1,709 1,521 1 (24) 1,498
Mortgage-backed securities 2,179 11 (4) 2,186 2,313 – (36) 2,277
61,436 159 (308) 61,287 53,382 168 (623) 52,927
Other debt securities

Asset-backed securities 1,488 3 (8) 1,483 4,146 – (32) 4,114
Corporate and other debt 9,423 70 (38) 9,455 8,946 43 (99) 8,890
10,911 73 (46) 10,938 13,092 43 (131) 13,004
Total debt securities 72,347 232 (354) 72,225 66,474 211 (754) 65,931
Equity securities

Common shares 2,873 147 (76) 2,944 3,191 95 (116) 3,170
Preferred shares 643 27 (157) 513 566 1 (224) 343
3,516 174 (233) 3,457 3,757 96 (340) 3,513
Total securities at fair value through

other comprehensive income
$ 75,863 $ 406 $ (587) $ 75,682 $ 70,231 $ 307 $ (1,094) $ 69,444
Includes the foreign exchange translation of amortized cost balances at the period-end spot rate.
EQUITY SECURITIES DESIGNATED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

The Bank designated certain equity securities

at FVOCI.
The following table summarizes the fair

value of equity securities designated at

FVOCI as at
July 31, 2024 and October 31, 2023, and dividend

income recognized on these securities

for the three and nine months ended July 31,

2024 and July 31, 2023.
Equity Securities Designated at Fair Value Through

Other Comprehensive Income

(millions of Canadian dollars) As at For the three months ended For the nine months ended
July 31, 2024 October 31, 2023 July 31, 2024 July 31, 2023 July 31, 2024 July 31, 2023
Fair value

Dividend income recognized

Dividend income recognized

Common shares $ 2,944 $ 3,170 $ 41 $ 39 $ 106 $ 100

Preferred shares 513 343 39 35 115 99
Total $ 3,457 $ 3,513 $ 80 $ 74 $ 221 $ 199
The Bank disposed of certain equity securities

in line with the Bank’s investment strategy

and disposed of Federal Home Loan Bank (FHLB)

stocks in accordance
with FHLB member stockholding requirements,

as follows:
Equity Securities Net Realized Gains

(Losses)
(millions of Canadian dollars) For the three months ended For the nine months ended
July 31, 2024 July 31, 2023 July 31, 2024 July 31, 2023
Equity Securities 1
Fair value $ 480 $ 38 $ 595 $ 204
Cumulative realized gain/(loss) 118 – 117 (8)
FHLB Stock
Fair value – 717 163 1,354

Cumulative realized gain/(loss) – – – –
Includes disposal of the Bank’s holdings in First Horizon Corporation common shares.
DEBT SECURITIES NET REALIZED GAINS

(LOSSES)
The following table summarizes

the net realized gains and losses for the

three and nine months ended July 31, 2024 and

July 31, 2023, which are included in
Other income (loss) on the Interim Consolidated

Statement of Income.
Debt Securities Net Realized Gains (Losses)
(millions of Canadian dollars) For the three months ended For the nine months ended
July 31, 2024 July 31, 2023 July 31, 2024 July 31, 2023
Debt securities at amortized cost $ – $ (22) $ (69) $ (58)
Debt securities at fair value through other

comprehensive income
7 (4) 16 10
Total $ 7 $ (26) $ (53) $ (48)
CREDIT QUALITY OF DEBT SECURITIES
The Bank evaluates non-retail credit risk

on an individual borrower basis, using both

a borrower risk rating (BRR) and facility

risk rating, as detailed in the shaded
area of the “Managing Risk” section of the 2023

MD&A. This system is used to assess all non-retail

exposures, including debt securities.
The following table provides the gross carrying

amounts of debt securities measured at amortized

cost and debt securities at FVOCI by internal

risk rating for credit
risk management

purposes, presenting separately those

debt securities that are subject to Stage

1, Stage 2, and Stage 3 allowances. Refer

to the “Allowance for
Credit Losses” table in Note 6 for details regarding

the allowance and provision for credit losses

on debt securities.
Debt Securities by Risk Rating

(millions of Canadian dollars) As at
July 31, 2024 October 31, 2023
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Debt securities 1
Investment grade $ 353,172 $ – $ n/a 2 $ 353,172 $ 373,317 $ – $ n/a $ 373,317
Non-investment grade 222 79 n/a 301 519 – n/a 519
Watch and classified n/a 75 n/a 75 n/a 113 n/a 113
Default n/a n/a – – n/a n/a – –
Total debt securities 353,394 154 – 353,548 373,836 113 – 373,949
Allowance for credit losses on debt securities
at amortized cost 3 – – 3 2 – – 2
Total debt securities, net of

allowance
$ 353,391 $ 154 $ – $ 353,545 $ 373,834 $ 113 $ – $ 373,947
Includes debt securities backed by government-guaranteed loans of $ 124 million (October 31, 2023 – $
104

million), which are reported in Non-investment grade or a lower risk rating based on the issuer’s credit risk.
2

Not applicable.
As at July 31, 2024, total debt securities, net

of allowance,

in the table above, include debt securities

measured at amortized cost, net of allowance,

of
$ 281,320

million (October 31, 2023 – $
308,016

million), and debt securities measured at

FVOCI of $
72,225

million (October 31, 2023 – $
65,931

million). The
difference between probability-weighted ECLs

and base ECLs on debt securities at

FVOCI and at amortized cost as at both

July 31, 2024 and October 31, 2023,
was insignificant.